CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2021
CAPITAL MANAGEMENT [Abstract]
CAPITAL MANAGEMENT [Text Block]

3. CAPITAL MANAGEMENT

The Company's capital management goals are to: ensure there are adequate capital resources to safeguard the Company's ability to continue as a going concern; maintain sufficient funding to support the acquisition, exploration, and development of mineral properties and exploration and evaluation activities; maintain investors' and market confidence; and provide returns and benefits to shareholders and other stakeholders.

The Company's working capital as of December 31, 2021 was $9,387,223 (December 31, 2020 - $24,057,845; January 1, 2020 - $21,240,822). The Company's capital structure is adjusted based on the funds available to the Company such that it may continue exploration and development of its properties for the mining of minerals that are economically recoverable. The Board of Directors does not establish quantitative return on capital criteria, but rather relies on the expertise of management and other professionals to sustain future development of the business.

The Company's properties are in the exploration and development stage and, as a result, the Company currently has no source of operating cash flow. The Company intends to raise such funds as and when required to complete its projects. There is no assurance that the Company will be able to raise additional funds on reasonable terms. The only sources of future funds presently available to the Company are through the exercise of options, the sale of equity capital of the Company or the sale by the Company of an interest in any of its properties in whole or in part. The ability of the Company to arrange such financing in the future will depend in part upon the prevailing capital market conditions as well as the business performance of the Company. There can be no assurance that the Company will be successful in its efforts to arrange additional financing, if needed, on terms satisfactory to the Company.

Management reviews its capital management approach on an ongoing basis and believes that this approach, given the relative size of the Company, is reasonable. There were no changes in the Company's approach to capital management during the year ended December 31, 2021.